Notes Receivable	12 Months Ended
Dec. 31, 2015
Accounts Receivable, Net and Notes Receivable [Abstract]
Notes Receivable

9. Notes Receivable

As of December 31, 2015, the Company had notes receivable due in the aggregate amount of $81,123 from two former employees.  The employees issued the notes to the Company since the Company paid taxes for stock-based compensation on these employees’ behalf in 2011 and 2012.  The outstanding amounts under the notes are secured by pledged stock certificates and are due at various times during 2021-2023.  Interest accrues on these notes at rates ranging from 2.80% to 3.57% per annum.